Employees	12 Months Ended
Jun. 30, 2018
Employees
Employees

7 Employees

7.1   Employee benefit expense and average number of people employed

	2018 £'000	2017 £'000	2016 £'000
Wages and salaries (including bonuses)	(255,637)	(229,605)	(202,982)
Social security costs	(31,396)	(27,334)	(23,499)
Share-based payments (note 22)	(6,216)	(4,090)	(3,334)
Pension costs—defined contribution schemes (note 30.2)	(2,686)	(2,435)	(2,427)

	(295,935)	(263,464)	(232,242)

        Details of the pension arrangements offered by the Company and the Group are disclosed in note 30.

        The average number of employees during the year, including directors, was as follows:

	2018 Number	2017 Number	2016 Number
By activity:
Football—players	81	74	74
Football—technical and coaching	165	136	94
Commercial	121	120	111
Media	87	90	94
Administration and other	468	445	426

Average number of employees	922	865	799

        The Group also employs approximately 3,858 temporary staff on match days (2017: 2,053; 2016: 2,124), the costs of which are included in the employee benefit expense above.

7.2   Key management compensation

        Key management includes directors (executive and non-executive) of the Company and executive directors and officers of the Group's main operating company, Manchester United Football Club Limited. The compensation paid or payable to key management for employee services, which is included in the employee benefit expense table above, is shown below:

	2018 £'000	2017 £'000	2016 £'000
Short-term employee benefits	(7,620)	(8,601)	(7,908)
Share-based payments	(5,275)	(3,654)	(3,131)
Post-employment benefits	(20)	(71)	(70)

	(12,915)	(12,326)	(11,109)